Earnings (loss) per share	12 Months Ended
May 31, 2019
Earnings (loss) per share
Earnings (loss) per share

29.    Earnings (loss) per share

The calculation of earnings (loss) per share for the year ended May 31, 2019 was based on the net income (loss) attributable to common shareholders of $(16,499) (2018 – $29,448) and a weighted average number of common shares outstanding of 242,763,558 (2018 – 161,026,463) calculated as follows:

	2019	2018
Basic earnings (loss) per share:
Net income (loss) for the year	$(16,499)	$29,448
Average number of common shares outstanding during the year	242,763,558	161,026,463
Earnings (loss) per share – basic	$(0.07)	$0.18

	2019	2018
Diluted earnings per share:
Net income (loss) for the year	$(16,499)	$29,448

Average number of common shares outstanding during the year	242,763,558	161,026,463
"In the money" warrants outstanding during the year	—	1,293,890
"In the money" options outstanding during the year	—	3,593,647
	242,763,558	165,914,000
Earnings (loss) per share – diluted	$(0.07)	$0.18